FI - Qualitative information about level 3 liabilities at fair value (Details 16) - Recurring basis SFr in Millions	3 Months Ended	6 Months Ended
	Dec. 31, 2015 CHF (SFr)	Jun. 30, 2016 CHF (SFr)	Jun. 30, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr)
Obligation to return securities received as collateral
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 0	SFr 0
Due to banks and customer deposits
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	254	327	SFr 58	SFr 100
Trading Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	4,615	4,733	4,413	6,417
Trading Liabilities | Interest rate derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 578	SFr 543	897	1,202
Trading Liabilities | Interest rate derivatives | Option model | Minimum
Unobservable input
Basis spread (in bp)	(7)	(16)
Funding spread (in bp)	218	218
Correlation (in %)	17.00%	16.00%
Gap risk (in %)	20.00%	20.00%
Mean reversion (in %)	5.00%
Prepayment rate (in %)	0.00%	0.00%
Trading Liabilities | Interest rate derivatives | Option model | Maximum
Unobservable input
Basis spread (in bp)	53	73
Funding spread (in bp)	218	218
Correlation (in %)	100.00%	100.00%
Gap risk (in %)	20.00%	20.00%
Mean reversion (in %)	10.00%
Prepayment rate (in %)	36.00%	36.00%
Trading Liabilities | Interest rate derivatives | Option model | Weighted average
Unobservable input
Basis spread (in bp)	25	39
Funding spread (in bp)	218	218
Correlation (in %)	75.00%	82.00%
Gap risk (in %)	20.00%	20.00%
Mean reversion (in %)	8.00%
Prepayment rate (in %)	9.00%	7.00%
Trading Liabilities | Foreign exchange derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 329	SFr 436	285	560
Trading Liabilities | Foreign exchange derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	(10.00%)	(10.00%)
Prepayment rate (in %)	24.00%	25.00%
Trading Liabilities | Foreign exchange derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	70.00%	70.00%
Prepayment rate (in %)	36.00%	36.00%
Trading Liabilities | Foreign exchange derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	54.00%	55.00%
Prepayment rate (in %)	30.00%	30.00%
Trading Liabilities | Credit derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,757	SFr 1,904	1,457	2,760
Trading Liabilities | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	51
Correlation (in %)	17.00%	16.00%
Credit spread (in bp)	1	0
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	8.00%	2.00%
Discount rate (in %)	2.00%	3.00%
Default rate (in %)	1.00%	0.00%
Loss severity (in %)	15.00%	15.00%
Trading Liabilities | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	68
Correlation (in %)	95.00%	96.00%
Credit spread (in bp)	1,687	2,799
Prepayment rate (in %)	12.00%	14.00%
Recovery rate (in %)	60.00%	82.00%
Discount rate (in %)	50.00%	55.00%
Default rate (in %)	33.00%	33.00%
Loss severity (in %)	100.00%	100.00%
Trading Liabilities | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	68
Correlation (in %)	80.00%	64.00%
Credit spread (in bp)	275	274
Prepayment rate (in %)	5.00%	5.00%
Recovery rate (in %)	27.00%	25.00%
Discount rate (in %)	19.00%	20.00%
Default rate (in %)	5.00%	6.00%
Loss severity (in %)	64.00%	64.00%
Trading Liabilities | Equity/Index-related products
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,347	SFr 1,236	1,151	1,466
Trading Liabilities | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(87.00%)	(85.00%)
Volatility (in %)	2.00%	2.00%
Trading Liabilities | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	99.00%	98.00%
Volatility (in %)	253.00%	144.00%
Trading Liabilities | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	59.00%	63.00%
Correlation (in %)	17.00%	21.00%
Volatility (in %)	26.00%	26.00%
Short-term borrowings.
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 72	SFr 108	218	95
Long-term debt
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	14,123	12,534	13,847	14,608
Long-term debt | Long-term debt - of which structured notes over two years
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 9,924	11,289	9,563	10,267
Long-term debt | Long-term debt - of which structured notes over two years | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 10,396
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(87.00%)	(85.00%)
Credit spread (in bp)	153
Gap risk (in %)	0.00%	0.00%
Mean reversion (in %)		(14.00%)
Volatility (in %)	2.00%	2.00%
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	99.00%	99.00%
Credit spread (in bp)	182
Gap risk (in %)	3.00%	2.00%
Mean reversion (in %)		(1.00%)
Volatility (in %)	253.00%	144.00%
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Weighted average
Unobservable input
Buyback probability (in %)	59.00%	63.00%
Correlation (in %)	17.00%	22.00%
Credit spread (in bp)	177
Gap risk (in %)	1.00%	1.00%
Mean reversion (in %)		(7.00%)
Volatility (in %)	28.00%	30.00%
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 667
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)		1
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)		2,011
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)		236
Long-term debt | Long-term debt - of which nonrecourse liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 3,197	SFr 8	2,786	2,952
Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 3,183
Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Minimum
Unobservable input
Price (in %)	0.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Maximum
Unobservable input
Price (in %)	101.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Weighted average
Unobservable input
Price (in %)	97.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 14
Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Maximum
Unobservable input
Price (in %)	87.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Weighted average
Unobservable input
Price (in %)	9.00%
Other liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 2,483	1,833	2,064	3,358
Other liabilities | Other liabilities - of which failed sales
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	454	505	514	616
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 68	SFr 37
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	571
Discount rate (in %)	7.00%	6.00%
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,687
Discount rate (in %)	23.00%	43.00%
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	1,425
Discount rate (in %)	15.00%	25.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 379	SFr 424
Other liabilities | Other liabilities - of which failed sales | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable | Maximum
Unobservable input
Price (in %)	106.00%	100.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable | Weighted average
Unobservable input
Price (in %)	90.00%	79.00%
Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 21,547	SFr 19,535	SFr 20,600	SFr 24,578